First Trust S&P 500 Diversified Free Cash Flow ETF Investment Strategy - First Trust S&P 500 Diversified Free Cash Flow ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index, which includes dividends paid by the common stocks in the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is owned and was developed by S&P Dow Jones Indices, LLC a division of S&P Global (“SPDJI” or the “Index Provider”). The Index Provider reserves the right to make exceptions when applying the methodology if the need arises to ensure that the Index continues to achieve its objective. In addition, the Index Provider may revise Index policy covering rules for selecting companies, treatment of dividends, share counts or other matters. According to the Index Provider, the Index measures the performance of companies within the S&P 500® Index that exhibit high free cash flow yield ("FCF Yield") relative to other companies within the same Global Industry Classification Standard (GICS®) sector. The Index sector weights adjust to mirror the sector weights of the S&P 500® Index. Free cash flow ("FCF") is the cash remaining after a company has paid day-to-day operating expenses, including interest and taxes, as well as capital expenditures. See the section entitled “Free Cash Flow Yield Calculations” for a description of the FCF and FCF Yield calculations. The S&P 500® Index measures the performance of the large-cap segment of the U.S. market, is considered to be a proxy of the U.S. equity market and is composed of 500 constituent companies. The Index’s starting universe consists of all the securities comprising the S&P 500® Index. The Index Provider then removes all duplicate (multiple share classes) securities and ranks all eligible companies in descending order by FCF Yield within their respective GICS® sectors. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Next, the Index Provider selects all companies ranked in the top 20% of the respective GICS® sector, rounding up. Next, the Index Provider excludes companies with the lowest non-positive FCF Yield until such an exclusion would result in the final count of companies in a sector to be fewer than 10% of the company count within such sector in the S&P 500® Index. At each reconstitution, the Index sector weights mirror the sector weights of the S&P 500® Index, with constituents weighted by FCF Yield within each GICS® sector, subject to a 0.25% floor and a 5.00% ceiling. If all selected companies within a respective GICS® Sector are non-positive FCF Yield companies, the Index Provider equally distributes the weight between the companies. If selected companies within a respective GICS® Sector include positive and non-positive FCF Yield companies, all companies start with the floor weight of 0.25%, redistribute the remaining weight equally to the positive FCF Yield companies. The Index is reconstituted and rebalanced semi-annually, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index consisted of 100 securities and the Fund had significant investments in information technology companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in a given jurisdiction, investment sector or industry that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index consisted of 100 securities and the Fund had significant investments in information technology companies, although this may change from time to time.